UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page


         Report for the Calendar Year or Quarter End: December 31, 2003


                          Pamet Capital Management, LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager


     222 Berkeley Street, 22nd Floor         Boston          MA           02116
--------------------------------------------------------------------------------
Business Address           (Street)          (City)        (State)        (Zip)


13F File Number:  028-10112
                --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Name, Title and Telephone Number of Person Submitting Report:


Jason Price                  Chief Financial Officer                617-646-6100
--------------------------------------------------------------------------------
  (Name)                              (Title)                          (Phone)


Signature, Place and Date of Signing:


/s/ Jason Price
-------------------------------------------------
222 Berkeley Street, 22nd Floor, Boston, MA 02116
2/13/2004


Report Type:

[X]    13F HOLDINGS REPORT.
[ ]    13F NOTICE.
[ ]    13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE



Number of Other Included Managers:     1
                                  ------------

List of Other Included Managers:   Abrams Capital, LLC
                                -------------------------

Form 13F Information Table Entry Total:   33
                                       ----------

Form 13F Information Table Value Total:  344,896,000
                                       ----------------

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                                INFORMATION TABLE

                          Pamet Capital Management, LLC

                           FORM 13F INFORMATION TABLE
                              AS OF DATE: 12/31/03


------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                              ITEM 2       ITEM 3     ITEM 4       ITEM 5      ITEM 6    ITEM 7              ITEM 8
                                                            VALUE   SHARES/   PUT/   INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT   CALL   DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --------   ----   ------- ------------ -------- -------- --------
AES Corp                                    COM   00130H105    665    70400             70400              70400
AES Corp                                    COM   00130H105  10460  1108100           1108100      1     1108100
Allegheny Energy Inc                        COM   017361106   2990   234300            234300             234300
Allegheny Energy Inc                        COM   017361106  46355  3632800           3632800      1     3632800
Arch Wireless Inc.                         CL A   039392709   1678    84750             84750              84750
Arch Wireless Inc.                         CL A   039392709  29196  1474560           1474560      1     1474560
Berkshire Hathaway Inc Del                 CL B   084670207   1427      507               507                507
Berkshire Hathaway Inc Del                 CL B   084670207  16769     5957              5957      1        5957
Berkshire Hathaway Inc  Del                CL A   084670108   5055       60                60      1          60
BKF Cap Group Inc                           COM   05548G102    718    29100             29100              29100
BKF Cap Group Inc                           COM   05548G102  11345   459700            459700      1      459700
Block H&R Inc                               COM   093671105   2171    39200             39200              39200
Block H&R Inc                               COM   093671105  33106   597900            597900      1      597900
Citigroup Inc                             W EXP   172967127    261   246340            246340             246340
Citigroup Inc                             W EXP   172967127   3891  3670936           3670936      1     3670936
Echostar Communications New                CL A   278762109   3904   114850            114850             114850
Echostar Communications New                CL A   278762109  67079  1973500           1973500      1     1973500
Erie Indty                                 CL A   29530P102   1632    38500             38500              38500
Erie Indty                                 CL A   29530P102  25540   602642            602642      1      602642
Holly Corp                        COM PAR $0.01   435758305    810    29460             29460              29460
Holly Corp                        COM PAR $0.01   435758305  11887   432240            432240      1      432240
Intergraph Corp                             COM   458683109    610    25497             25497              25497
Intergraph Corp                             COM   458683109   9711   405822            405822      1      405822
International Speedway Corp                CL A   460335201    785    17670             17670              17670
International Speedway Corp                CL A   460335201  12405   279130            279130      1      279130
Juno Ltg Inc                            COM NEW   482047206    682    30319             30319              30319
Juno Ltg Inc                            COM NEW   482047206  10265   456227            456227      1      456227
Morgan Stanley                          COM NEW   617446448   1317    22750             22750              22750
Morgan Stanley                          COM NEW   617446448  20645   356750            356750      1      356750
Owens Ill  Inc                          COM NEW   690768403    358    30100             30100              30100
Owens Ill  Inc                          COM NEW   690768403   5599   470900            470900      1      470900
Safety Ins Group Inc                        COM   78648T100    330    19300             19300              19300
Safety Ins Group Inc                        COM   78648T100   5250   306831            306831      1      306831


*   Where shares are reported for "Other Managers" designated in Item 7, all of the information provided is with respect to such manager.
